Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19. Contingencies
Litigation
In the normal course of business, the Company is involved in various legal proceedings. In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the consolidated financial statements.

9. Commitments and Contingencies
Operating Leases
The Company has
non-cancelable
operating leases for branches, loan production offices, and
non-branch
offices. Rent expense for the years ended December 31, 2021, 2020 and 2019 was approximately $1.6 million, $1.2 million and $1.0 million, respectively. The operating leases have various commencement dates and original terms varying from six months to one hundred sixty months.
As of December 31, 2021, future minimum rental payments under non-cancellable
operating leases with initial or remaining terms in excess of one year for each year through 2027 and thereafter are as follows:

(Dollars in thousands)
2022	$1,534
2023	2,227
2024	2,073
2025	2,001
2026	1,989
2027 and thereafter	8,603

$18,427

Litigation
In the normal course of business, the Company is involved in various legal proceedings. In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the consolidated financial statements.